Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 269	$ 147	$ 175
Change related to retirement plan
Net actuarial gains	3	1	0
Prior service cost	0	0	(10)
Amortization of prior service cost	3	1	(1)
Amounts included in net periodic benefit cost for the period	6	2	(11)
Change in deferred income taxes	(1)	(1)	3
Change related to retirement plan, net of tax	5	1	(8)
Net change in accumulated other comprehensive income	5	1	(8)
Comprehensive income	274	148	167
Less: Net income attributable to noncontrolling interests, net of tax	43	26	40
Comprehensive income attributable to TDS shareholders	$ 231	$ 122	$ 127